Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Intangible Assets

Development costs
RMB’000

Cost
At January 1, 2016, December 31, 2016 and January 1, 2017	168,526
Disposal	(31,704)

At December 31, 2017	136,822

Impairment
At January 1, 2016, December 31, 2016 and January 1, 2017	86,700
Charge to consolidated statement of profit or loss	40,000

At December 31, 2017	126,700

Net carrying amount
At December 31, 2016	81,826

At December 31, 2017	10,122

US$’000	1,599